Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Investment in partnership	$ 124,810	$ 114,641
Net operating loss carryforwards	33,638	23,860
Deferred and share-based compensation	2,607	2,360
Other	541	0
Total deferred tax assets	161,596	140,861
Less: valuation allowance	(152,453)	(139,331)
Net deferred tax assets	9,143	1,530
Deferred tax liabilities:
Intercompany asset with Opco	9,143	1,530
Total deferred tax liabilities	9,143	1,530
Net deferred tax assets (liabilities)	$ 0	$ 0